Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Sales by Company-operated restaurants	$ 3,162,256	$ 2,803,334	$ 2,930,379
Revenues from franchised restaurants	157,269	125,296	122,361
Total revenues	3,319,525	2,928,630	3,052,740
Company-operated restaurant expenses:
Food and paper	(1,110,240)	(1,012,976)	(1,037,487)
Payroll and employee benefits	(683,954)	(607,082)	(660,773)
Occupancy and other operating expenses	(842,519)	(752,428)	(793,622)
Royalty fees	(163,954)	(142,777)	(149,089)
Franchised restaurants – occupancy expenses	(69,836)	(55,098)	(54,242)
General and administrative expenses	(244,664)	(221,075)	(270,680)
Other operating income, net	68,577	41,386	6,560
Total operating costs and expenses	(3,046,590)	(2,750,050)	(2,959,333)
Operating income	272,935	178,580	93,407
Net interest expense	(68,357)	(66,880)	(64,407)
Loss from derivative instruments	(7,065)	(3,065)	(2,894)
Foreign currency exchange results	(14,265)	32,354	(54,032)
Other non-operating expenses, net	(435)	(2,360)	(627)
Income (loss) before income taxes	182,813	138,629	(28,553)
Income tax expense	(53,314)	(59,641)	(22,816)
Net income (loss)	129,499	78,988	(51,369)
Less: Net income attributable to non-controlling interests	(333)	(178)	(264)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 129,166	$ 78,810	$ (51,633)
Earnings (loss) per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.61	$ 0.37	$ (0.25)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.61	$ 0.37	$ (0.25)